GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 25 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31
	2022	2021	2020

Payroll and related	$3,990	$1,027	$579
Professional fees	2,233	3,417	1,449
Share-based compensation	4,868	842	-
Depreciation and amortization	420	321	213
Office maintenance	437	275	23
Public company related expenses	316	254	59
Rent and related expenses	126	96	42
Travel	150	-	-
Directors & officers’ insurance	267	119	-
Doubtful debts	382	-	-
Other	410	143	-
	13,599	6,494	2,365

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)